Equity - Schedule of Assumptions Used in Fair Value of Options Granted to Employees (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Dividend yield	0.00%	0.00%
Minimum [Member]
Expected life	5 years	5 years
Risk-free interest rates	1.01%	1.41%
Volatility	85.80%	62.68%
Maximum [Member]
Expected life	6 years 6 months	6 years 6 months
Risk-free interest rates	2.06%	1.71%
Volatility	91.03%	71.12%